Psyence Labs Ltd. Investment and Investment in Associate - Schedule of Carrying Amount of Investment (Details) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Feb. 25, 2026	Aug. 15, 2025	Apr. 15, 2025
Schedule of Carrying Amount of Investment [Abstract]
Previously held interest – remeasured to fair value at Acquisition Date, Shares (in Shares)		3,000
Previously held interest – remeasured to fair value at Acquisition Date, Amount	$ 5,172,000	$ 5,172,000
Consideration transferred for additional shares acquired, Shares (in Shares)		2,900
Consideration transferred for additional shares acquired, Amount	2,934,167	$ 2,934,167				$ 3,500,000	$ 500,000
Total – Investment in Associate at Acquisition Date, Shares (in Shares)		5,900
Total – Investment in Associate at Acquisition Date, Amount	8,106,167	$ 8,106,167
Investment in associate at Acquisition Date (February 25, 2026)	8,060,928	8,060,928			$ 8,106,167
Share of associate net loss – February 25 to March 31, 2026	(45,239)	(45,239)
Carrying amount at March 31, 2026	$ 8,060,928	$ 8,060,928			$ 8,106,167